UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.663.4491

Signature, Place, and Date of Signing:

 /s/ Mark Lee       Little Rock, AR    August 16, 2010
-----------------   ----------------   ----------------
  [Signature]         [City/State]         [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $382,481 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105     5647   767228 SH       SOLE                                     767228
ABOVENET INC                   COM              00374N107     2628    55700 SH       SOLE                    55700
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     3155   780920 SH       SOLE                   780920
ALPHA NATURAL RESOURCES INC    COM              02076X102     2032    60000 SH       SOLE                    60000
AMERIS BANCORP                 COM              03076K108     1941   200952 SH       SOLE                                     200952
ATLANTIC COAST FED CORP        COM              048425102      362   120940 SH       SOLE                   120940
BANCFIRST CORP                 COM              05945F103    13247   363036 SH       SOLE                                     363036
BANCORPSOUTH INC               COM              059692103    14175   792800 SH       SOLE                            792800
BB&T CORP                      COM              054937107    18470   702000 SH       SOLE                            702000
BOK FINL CORP                  COM NEW          05561Q201    10253   215999 SH       SOLE                                     215999
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     4924   329813 SH       SOLE                   329813
CARDINAL FINL CORP             COM              14149F109    10383  1123665 SH       SOLE                                    1123665
CARRIZO OIL & CO INC           COM              144577103      345    22200 SH       SOLE                    22200
CELADON GROUP INC              COM              150838100     2262   160000 SH       SOLE                   160000
CENTERSTATE BANKS INC          COM              15201P109    12627  1251448 SH       SOLE                           1251448
COLUMBIA BKG SYS INC           COM              197236102    18423  1008924 SH       SOLE                           1008924
COMMERCE BANCSHARES INC        COM              200525103    11574   321600 SH       SOLE                                     321600
COMPUTER PROGRAMS & SYS INC    COM              205306103     3094    75600 SH       SOLE                    75600
CULLEN FROST BANKERS INC       COM              229899109    12871   250400 SH       SOLE                            250400
EAGLE BANCORP INC MD           COM              268948106     5677   481914 SH       SOLE                                     481914
FIRST FINL HLDGS INC           COM              320239106     8746   763849 SH       SOLE                                     763849
FIRST HORIZON NATL CORP        COM              320517105    10639   929199 SH       SOLE                                     929199
GLACIER BANCORP INC NEW        COM              37637Q105     7376   502800 SH       SOLE                    97560            405240
HANCOCK HLDG CO                COM              410120109    12110   363000 SH       SOLE                            363000
HEARTLAND EXPRESS INC          COM              422347104     2251   155000 SH       SOLE                   155000
HERITAGE FINL CORP WASH        COM              42722X106     5421   362148 SH       SOLE                                     362148
HOUSTON AMERN ENERGY CORP      COM              44183U100     1482   150333 SH       SOLE                   150333
IBERIABANK CORP                COM              450828108    21655   420652 SH       SOLE                            420652
KEYCORP NEW                    COM              493267108     5614   730000 SH       SOLE                                     730000
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     2999    46100 SH       SOLE                    46100
MEMC ELECTR MATLS INC          COM              552715104     2193   222000 SH       SOLE                   222000
MIDSOUTH BANCORP INC           COM              598039105     5123   401153 SH       SOLE                                     401153
OLD DOMINION FGHT LINES INC    COM              679580100     2811    80000 SH       SOLE                    80000
OLD NATL BANCORP IND           COM              680033107    15928  1537432 SH       SOLE                                    1537432
OMNIAMERICAN BANCORP INC       COM              68216R107    10276   910200 SH       SOLE                            910200
ORION MARINE GROUP INC         COM              68628V308     2769   194996 SH       SOLE                   194996
PETROHAWK ENERGY CORP          COM              716495106     2291   135000 SH       SOLE                   135000
PINNACLE FINL PARTNERS INC     COM              72346Q104    12944  1007299 SH       SOLE                           1007299
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     2055    35000 SH       SOLE                    35000
PRIMEENERGY CORP               COM              74158E104     2245   113718 SH       SOLE                   113718
S Y BANCORP INC                COM              785060104    11389   495606 SH       SOLE                                     495606
SAIA INC                       COM              78709Y105     2153   143500 SH       SOLE                   143500
SANDRIDGE ENERGY INC           COM              80007P307      991   170000 SH       SOLE                   170000
SCBT FINANCIAL CORP            COM              78401V102    16424   466324 SH       SOLE                            466324
SUNCOR ENERGY INC NEW          COM              867224107     2650    90000 SH       SOLE                    90000
SUPERIOR BANCORP               COM NEW          86806M205      736   381264 SH       SOLE                   381264
SYNOVUS FINL CORP              COM              87161C105     9156  3605000 SH       SOLE                   721000           2884000
TEXAS CAPITAL BANCSHARES INC   COM              88224Q107    10351   631150 SH       SOLE                                     631150
TIDELANDS BANCSHARES INC       COM              886374107      127    83777 SH       SOLE                    83777
UMB FINL CORP                  COM              902788108    20009   562694 SH       SOLE                            562694
VOLCOM INC                     COM              92864N101     1018    54832 SH       SOLE                    54832
WASHINGTON BKG CO OAK HBR WA   COM              937303105     2355   184144 SH       SOLE                                     184144
WASHINGTON FED INC             COM              938824109    11889   734800 SH       SOLE                                     734800
YAMANA GOLD INC                COM              98462Y100     2215   215000 SH       SOLE                   215000